12. Commitments and Contingent Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Rent expense	$ 100,000	$ 100,000
Eurogentec [Member]
Settlement expense		$ 600,000
Lexington Lease [Member]
Lease start date	Jan. 01, 2014
Lease termination date	Jan. 31, 2019
Letter of credit	$ 66,000
Letter of credit expiration date	May 01, 2019
Miami, Fl [Member]
Lease start date	Dec. 01, 2016
Lease termination date	Nov. 30, 2019
Framingham Lease [Member] | Subsequent Event [Member]
Lease start date	Feb. 01, 2019
Lease termination date	Sep. 30, 2020
Operating lease due in 2019 and 2020	$ 50,000